Other Financial Assets at Fair Value Through Profit or Loss - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets mandatorily at FVTPL	£ 509	£ 4,616
Net (loss)/gain attributable to changes in credit risk for loans and advances at fair value through profit or loss	0	(1)	£ 49
Cumulative net loss attributable to changes in credit risk for loans and advances at fair value through profit or loss	2	2
Financial assets designated at FVTPL	465	£ 1,521
Debt Securities [member]
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Senior tranches of credit linked notes netted against senior cash deposits	1,500
Senior credit linked notes presented on a net basis	£ 2,100